Share based compensation (Summary of Activities of Pre-2009 Scheme Options for Employees and Non-employee) (Details) - Share options [Member] - Pre-2009 Scheme Options [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding at the beginning of the period (in shares)	768,375	7,380,345	13,222,005
Exercised (in shares)	(234,720)	(6,611,970)	(5,841,660)
Outstanding, vested and exercisable at the end of the period (in shares)	533,655
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.0067	$ 0.0061	$ 0.0059
Exercised (in dollars per share)	0.0067	$ 0.0061	$ 0.0057
Outstanding, vested and exercisable at the end of the period (in dollars per share)	$ 0.0067
Weighted average remaining contractual life
Outstanding at the end of the period	2 years 11 months 26 days	3 years 6 months 7 days	4 years 4 months 24 days
Exercised	2 years	2 years 5 months 16 days	3 years 2 months 26 days
Outstanding, vested and exercisable at the end of the period	1 year 11 months 23 days
Aggregate intrinsic value
Outstanding at the end of the period	$ 2,395	$ 22,959	$ 33,162
Outstanding, vested and exercisable, December 31, 2016	$ 1,048